UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2018 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 76.4%
Consumer Discretionary - 2.2%
Autoliv, Inc.	47,345	$7,206,382
Ecolab, Inc.	46,391	6,387,113
		13,593,495
Consumer Staples - 19.4%
Clorox Co.	63,730	9,029,904
Colgate-Palmolive Co.	126,544	9,394,627
Diageo PLC - ADR	254,089	36,578,652
Kimberly-Clark Corp.	179,883	21,046,311
Pernod Ricard SA	99,734	3,184,507
Procter & Gamble	468,359	40,438,116
		119,672,117
Financials - 21.3%
Chubb Ltd.	41,783	6,524,415
Commerce Bancshares, Inc.	168,654	9,867,946
Everest Re Group, Ltd.	69,075	15,873,435
MetLife, Inc.	418,721	20,127,918
Northern Trust Corp.	173,190	18,252,494
Travelers Companies, Inc.	184,910	27,721,707
UMB Financial Corp.	188,456	14,356,578
United Bankshares, Inc.	245,656	9,040,141
Unum Group	115,021	6,117,967
W.R. Berkley Corp.	44,073	3,216,448
		131,099,049
Healthcare - 14.1%
Abbott Laboratories	371,033	23,063,411
Becton, Dickinson & Co.	84,943	20,636,052
Cerner Corp. *	86,944	6,010,439
Johnson & Johnson	87,443	12,083,748
Smith & Nephew - ADR	694,075	25,354,560
		87,148,210
Industrials - 12.0%
Amphenol Corp. - Class A	69,304	6,429,332
Heartland Express, Inc.	389,370	8,834,805
Hub Group, Inc. - Class A *	258,753	12,433,082
Orbital ATK, Inc.	91,992	12,133,745
Rockwell Collins, Inc.	135,870	18,816,636
Schneider Electric SE	178,369	3,337,284
United Parcel Service, Inc. - Class B	95,372	12,142,763
		74,127,647
Information Technology - 1.0%
Accenture - Class A	38,643	6,209,930
Materials - 3.5%
AptarGroup, Inc.	70,932	6,200,876
Praxair, Inc.	95,400	15,406,146
		21,607,022
Real Estate - 2.4%
Equity Commonwealth *	494,531	14,791,422
Utilities - 0.5%
Northwest Natural Gas Co.	53,653	3,077,000
Total Common Stocks
(Cost $416,628,375)		471,325,892

SHORT-TERM INVESTMENT - 23.5%
First American Government Obligations Fund, Class X, 1.22% ^
(Cost $145,334,029)	145,334,029	145,334,029

Total Investments - 99.9%
(Cost $561,962,404)		616,659,921
Other Assets and Liabilities, Net - 0.1%		613,515
Total Net Assets - 100.0%		$617,273,436

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$471,325,892	$-	$-	$471,325,892
Short-Term Investment	145,334,029	-	-	145,334,029
Total Investments	$616,659,921	$-	$-	$616,659,921

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2018, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2018 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 75.6%
Consumer Discretionary - 2.1%
Autoliv, Inc. (a)	4,316	$656,938
Ecolab, Inc. (a)	3,880	534,199
		1,191,137
Consumer Staples - 19.6%
Clorox Co. (a)	5,810	823,219
Colgate-Palmolive Co. (a)	10,964	813,967
Diageo PLC - ADR (a)	22,656	3,261,558
Kimberly-Clark Corp. (a)	16,248	1,901,016
Pernod Ricard SA (a)	8,712	278,174
Procter & Gamble (a)	45,430	3,922,426
		11,000,360
Financials - 21.0%
Chubb Ltd. (a)	3,806	594,307
Commerce Bancshares, Inc. (a)	14,233	832,773
Everest Re Group, Ltd. (a)	6,127	1,407,984
MetLife, Inc. (a)	39,598	1,903,476
Northern Trust Corp. (a)	15,413	1,624,376
Travelers Companies, Inc. (a)	15,854	2,376,832
UMB Financial Corp. (a)	17,651	1,344,653
United Bankshares, Inc. (a)	22,344	822,259
Unum Group (a)	10,468	556,793
W.R. Berkley Corp. (a)	3,919	286,009
		11,749,462
Healthcare - 13.5%
Abbott Laboratories (a)	32,776	2,037,356
Becton, Dickinson & Co. (a)	6,998	1,700,094
Cerner Corp. (a)*	7,564	522,900
Johnson & Johnson (a)	7,456	1,030,345
Smith & Nephew - ADR (a)	62,210	2,272,531
		7,563,226
Industrials - 11.9%
Amphenol Corp. - Class A (a)	6,311	585,471
Heartland Express, Inc. (a)	34,968	793,424
Hub Group, Inc. - Class A (a)*	23,464	1,127,445
Orbital ATK, Inc. (a)	8,205	1,082,240
Rockwell Collins, Inc. (a)	12,298	1,703,150
Schneider Electric SE (a)	15,703	293,803
United Parcel Service, Inc. - Class B (a)	8,628	1,098,517
		6,684,050

Information Technology - 1.1%
Accenture - Class A (a)	3,616	581,091

Materials - 3.5%
AptarGroup, Inc. (a)	6,458	564,558
Praxair, Inc. (a)	8,554	1,381,386
		1,945,944
Real Estate - 2.4%
Equity Commonwealth (a)*	45,487	1,360,516

Utilities - 0.5%
Northwest Natural Gas Co. (a)	4,832	277,115

Total Common Stocks
(Cost $37,778,575)		42,352,901

SHORT-TERM INVESTMENT - 19.8%
First American Government Obligations Fund, Class X, 1.22% (a) ^
(Cost $11,089,390)	11,089,390	11,089,390
Total Investments - 95.4%
(Cost $48,867,965)		53,442,291
Other Assets and Liabilities, Net - 4.6%		2,587,580
Total Net Assets - 100.0%		$56,029,871

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2018, the value of the collateral was $53,442,291.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short January 31, 2018 (unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 93.5%
Consumer Discretionary - 32.1%
CarMax, Inc. *	5,881	$419,727
Carnival Corp.	7,825	560,348
Cintas Corp.	6,241	1,051,297
Delta Air Lines, Inc.	20,003	1,135,570
Home Depot, Inc.	12,895	2,590,606
Masco Corp.	10,500	468,930
McDonalds Corp.	4,707	805,556
Restaurant Brands International, Inc.	33,821	2,042,450
Ross Stores, Inc.	29,210	2,406,612
Royal Caribbean Cruises Ltd.	19,197	2,563,759
Southwest Airlines Co.	32,398	1,969,798
Stanley Black & Decker, Inc.	6,715	1,116,235
Yum China Holding, Inc.	9,953	841,924
		17,972,812
Consumer Staples - 8.1%
Altria Group, Inc.	3,309	232,755
Coca-Cola Co.	37,106	1,765,875
Costco Wholesale Corp.	2,251	438,653
Dollar General Corp.	9,544	984,177
Dollar Tree, Inc. *	3,936	452,640
Kraft Heinz Co.	4,393	344,367
PepsiCo, Inc.	2,780	334,434
		4,552,901
Energy - 3.2%
Andeavor	3,472	375,531
Valero Energy Corp.	14,542	1,395,596
		1,771,127
Financials - 14.4%
Allstate Corp.	21,895	2,162,569
Bank of America Corp.	14,626	468,032
JPMorgan Chase & Co.	3,703	428,326
PNC Financial Services Group, Inc.	2,851	450,515
Progressive Corp.	40,125	2,170,762
Prudential Financial, Inc.	4,706	559,167
Regions Financial Corp.	28,738	552,632
Synchrony Financial	32,203	1,277,815
		8,069,818
Industrials - 15.0%
Boeing Co.	7,063	2,502,915
Eaton Corporation PLC	6,560	550,843
Fortune Brands Home & Security, Inc.	6,864	486,863
Illinois Tool Works, Inc.	6,576	1,142,054
Ingersoll-Rand PLC	4,965	469,838
Republic Services, Inc.	12,235	841,768
Waste Management, Inc.	27,571	2,438,104
		8,432,385

Materials - 7.2%
Avery Dennison Corp.	18,552	2,275,959
Ball Corp.	9,198	352,100
International Flavors & Fragrances, Inc.	6,468	972,140
PPG Industries, Inc.	3,571	423,985
		4,024,184
Real Estate - 9.2%
Equity Residential	6,903	425,294
Host Hotels & Resorts, Inc.	24,025	498,759
Prologis, Inc.	37,695	2,454,322
Realty Income Corp.	6,676	355,096
Weyerhaeuser Co.	38,428	1,442,587
		5,176,058
Utilities - 4.3%
Consolidated Edison, Inc.	9,992	802,957
Duke Energy Corp.	5,160	405,060
WEC Energy Group, Inc.	6,206	399,046
Xcel Energy, Inc.	17,128	781,722
		2,388,785
Total Securities Sold Short
(Proceeds $45,708,544)		$52,388,070

*	Non-income producing security.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of January 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,352,901	$–	$–	$42,352,901
Short-Term Investment	11,089,390	-	–	11,089,390
Total Investments	$53,442,291	$–	$–	$53,442,291

Securities Sold Short
Common Stocks	$52,388,070	$–	$–	$52,388,070
Total Securities Sold Short	$52,388,070	$–	$–	$52,388,070

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2018 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 83.8%
Consumer Discretionary - 4.1%
Autoliv, Inc.	37,823	$5,757,039
Buffalo Wild Wings, Inc. *	49,870	7,829,590
Ecolab, Inc.	56,792	7,819,122
		21,405,751
Consumer Staples - 13.4%
Clorox Co.	92,653	13,128,004
Colgate-Palmolive Co.	105,863	7,859,269
Henkel AG & Co. KGaA	21,022	2,633,930
Hershey Co.	94,507	10,426,957
Kimberly-Clark Corp.	151,930	17,775,810
Pernod Ricard SA	164,583	5,255,135
Sanderson Farms, Inc.	59,813	7,590,270
Sysco Corp.	81,891	5,148,487
		69,817,862
Financials # - 26.3%
Aflac, Inc.	87,372	7,706,210
BB&T Corp.	95,275	5,258,227
Chubb Ltd.	33,826	5,281,930
CoBiz Financial, Inc.	251,556	5,046,213
Commerce Bancshares, Inc.	90,668	5,304,985
Everest Re Group, Ltd.	56,952	13,087,570
M&T Bank Corp.	13,595	2,593,654
MetLife, Inc.	262,972	12,641,064
Northern Trust Corp.	121,887	12,845,671
Reinsurance Group of America, Inc.	32,881	5,150,809
Travelers Companies, Inc.	122,484	18,362,801
UMB Financial Corp.	169,944	12,946,334
United Bankshares, Inc.	216,036	7,950,125
Unum Group	94,243	5,012,785
W.R. Berkley Corp.	109,057	7,958,980
White Mountains Insurance Group, Ltd.	12,344	10,367,726
		137,515,084
Healthcare - 9.4%
Becton, Dickinson & Co.	42,590	10,346,815
Cerner Corp. *	75,810	5,240,745
Dentsply Sirona, Inc.	83,543	5,080,250
Smith & Nephew - ADR	566,940	20,710,318
Universal Health Services, Inc. - Class B	45,286	5,502,249
Waters Corp. *	11,371	2,451,701
		49,332,078
Industrials - 14.9%
Amphenol Corp. - Class A	56,470	5,238,722
Dover Corp.	25,105	2,666,402
General Cable Corp.	263,720	7,832,484
Heartland Express, Inc.	337,323	7,653,859
Hub Group, Inc. - Class A *	212,755	10,222,878
J.B. Hunt Transport Services, Inc.	21,351	2,579,841
Lindsay Corp.	53,079	4,735,178
Orbital ATK, Inc.	78,775	10,390,422
Rockwell Collins, Inc.	131,959	18,275,002
Schneider Electric SE	285,575	5,343,108
Woodward, Inc.	37,715	2,923,667
		77,861,563

Information Technology - 0.5%
Xilinx, Inc.	36,459	2,662,236
Materials - 4.5%
Air Liquide SA	96,545	2,604,784
Air Products and Chemicals, Inc.	31,176	5,249,103
AptarGroup, Inc.	59,368	5,189,951
Praxair, Inc.	63,567	10,265,435
		23,309,273
Real Estate - 5.0%
AvalonBay Communities, Inc.	15,439	2,630,806
Boston Properties, Inc.	21,454	2,654,074
Equity Commonwealth *	438,426	13,113,322
Healthcare Realty Trust, Inc.	261,561	7,812,827
		26,211,029
Utilities - 5.7%
American Water Works Company, Inc.	31,077	2,584,674
California Water Service Group	127,657	5,195,640
Connecticut Water Service, Inc.	70,614	3,746,073
Middlesex Water Co.	69,880	2,631,681
Northwest Natural Gas Co.	134,177	7,695,051
ONE Gas, Inc.	73,690	5,219,463
PG&E Corp.	60,434	2,564,214
		29,636,796
Total Common Stocks
(Cost $404,334,623)		437,751,672

CONVERTIBLE PREFERRED STOCKS - 6.1%
Financials - 1.4%
MetLife, Inc., Series A, 4.000%	101,101	2,431,479
Northern Trust Corp., Series C, 5.850%	195,703	5,139,161
		7,570,640
Healthcare - 1.5%
Becton, Dickinson and Co., Series A, 6.125%	123,939	7,773,454
Industrials - 0.5%
Rexnord Corp., Series A, 5.750%	41,651	2,554,456
Utilities - 2.7%
Pacific Gas & Electric Co., Series A, 6.000%	90,552	2,445,809
SCE Trust VI, 5.000%	505,717	11,454,490
		13,900,299
Total Convertible Preferred Stocks
(Cost $31,455,236)		31,798,849

SHORT-TERM INVESTMENT - 11.0%
First American Government Obligations Fund, Class X, 1.22% ^
(Cost $57,520,061)	57,520,061	57,520,061

Total Investments - 100.9%
(Cost $493,309,920)		527,070,582
Other Assets and Liabilities, Net - (0.9)%		(4,933,964)
Total Net Assets - 100.0%		$522,136,618

*	Non-income producing security.
#
The Fund is signficantly invested in this sector and therefore is subject to additional risks. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of January 31, 2018.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$437,751,672	$-	$-	$437,751,672
Convertible Preferred Stock	31,798,849	-	-	31,798,849
Short-Term Investment	57,520,061	-	-	57,520,061
Total Investments	$527,070,582	$-	$-	$527,070,582

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2018, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

Item 1. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 2. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   March 12, 2018

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date   March 12, 2018